Acquisition of Barkerville Gold Mines Ltd (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Number of share issued | shares	13,560,832
Acquisition of Barkerville	$ 162,476
NSR royalty held on the Cariboo project prior to the acquisition of Barkerville	56,070
Share capital [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of Barkerville	$ 160,564
Barkerville [Member]
Disclosure of detailed information about business combination [line items]
Number of shares received by shareholders of acquired company per share of the company | $ / shares	$ 0.0357
Acquisition of Barkerville, replacement share options	$ 1,900
Number of share issued | shares	13,560,832
Number of replacement share options issued | shares	1,005,478
Number of warrants of Barkerville already held by Osisko and cancelled | shares	10,000,000
Estimated common share warrants cancelled	$ 589
Transaction costs	1,513
Cash and cash equivalents acquired	$ 8,312
Number of common shares of Barkerville held | shares	183,625,585
Net book value of shares in investment held	$ 101,400
Fair value of shares in investment held	77,100
Investment consideration transaction loss	$ 24,300
Net smelter return	4.00%
NSR royalty held on the Cariboo project prior to the acquisition of Barkerville	$ 56,100
Total purchase price allocated to the assets acquired and the liabilities assumed	241,700
Barkerville [Member] | Share capital [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of Barkerville	$ 160,600